Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 7: Shareholders’ equity
Common stock and Convertible Securities
We have 200,000,000 total authorized shares at December 31, 2020 and December 31, 2019. The par value per share is KRW10,000.
Holders of outstanding shares of common stock are entitled to one vote for each share on all matters submitted to a vote of the holders of common stock. Holders of common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of a liquidation, dissolution or winding-up,
the holders of common stock are entitled to share ratably in the net assets remaining after payment of liabilities. There are no conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Warrant and convertible bond holders have no rights as common shareholders, including voting and receipt of dividends, until and unless such instruments are exercised or converted.